Related Party Transactions - Summary of Significant Transactions with Related Parties (Parenthetical) (Detail) - 12 months ended Mar. 31, 2021 ₨ in Millions, $ in Millions	INR (₨)	USD ($)
Disclosure of transactions between related parties [line items]
Loan repaid	₨ 11,170	$ 153